Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss is comprised of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-retirement actuarial loss	Total
Balance, January 1, 2012	$(96,462)	$—	$(48)	$(96,510)
Other comprehensive income (loss) before reclassifications	(9,495)	3,596	(2,459)	(8,358)
Amounts reclassified from accumulated other comprehensive loss			1	1
Net current period other comprehensive income	(9,495)	3,596	(2,458)	(8,357)
Balance, December 31, 2012	$(105,957)	$3,596	$(2,506)	$(104,867)
Other comprehensive income (loss) before reclassifications	39,422	19,421	16,698	75,541
Amounts reclassified from accumulated other comprehensive loss	—	(2,113)	29	(2,084)
Net current period other comprehensive income	39,422	17,308	16,727	73,457
Balance, December 31, 2013	$(66,535)	$20,904	$14,221	$(31,410)